General Information	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
General Information
1.	GENERAL INFORMATION

NATURA &CO HOLDING S.A. (“Natura &Co”), previously Natura Holding S.A., was incorporated on January 21, 2019 under the Brazilian laws and is engaged in holding investments in other entities in the cosmetics, fragrances and personal hygiene business through the development, manufacturing, distribution and sales of related products. Natura &Co and its subsidiaries is referred to as the “Company”.

The brands under management by the Company include "Natura", “Avon”, "The Body Shop" and "Aesop". In addition to using the retail market, e-commerce, business-to-business (B2B) and franchises as product sales channels, its subsidiaries are engaged in the direct sales channel, through consultants that act as sales representatives of the Natura and Avon brands.

In December 2019, Natura &Co became the holder of 100% of the shares of Natura Cosméticos S.A. (“Natura”), under the ticker NATU3. Accordingly, since December 18, 2019, (“NATU3”) shares stopped being traded at B3 and (“NTCO3”) shares started to be traded at B3's Novo Mercado segment. After several restructuring activities carried out for the acquisition process of Avon Products, Inc. (“Avon”), which was completed on January 3, 2020 (note 4), the Natura &Co became the holding company of the Natura Group. Additionally, on January 6, 2020, the Natura &Co began trading American Depositary Receipts (ADRs) on the New York Stock Exchange (“NYSE”), under the ticker “NTCO”.